CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (62,197,484)	$ (5,898,911)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	232,886	120,846
Inventory provision	65,000
(Gain) loss on disposal of fixed assets	(29,125)	553
Bad debts expense	9,022	24,868
Revenue earning device sold and expensed in cost of sales	3,410
Reduction of right of use asset	110,148
Accretion of lease liability	122,930
Stock based compensation	2,158,050	362,084
Interest expense related to the issuance of warrants for debt extensions	5,415,000
Interest expense related to penalties from debt defaults		939,705
Change in fair value of derivative liabilities	(372,214)	(764,025)
Amortization of debt discounts	7,597,242	201,567
(Gain) loss on settlement of debt	33,068,313	288,234
Increase (decrease) in related party accrued payroll and interest	264,331	294,744
Changes in operating assets and liabilities:
Accounts receivable	(339,947)	(73,295)
Prepaid expenses	(442,164)
Deposit on right of use asset	(19,999)
Device parts inventory	(2,191,571)	(177,196)
Accounts payable and accrued expenses	(596,615)	89,229
Accrued expense, related party	(167,187)	(7,247)
Customer deposits	(500)	500
Operating lease liability payments	(233,078)
Balance owed WeSecure	(122,000)	(40,500)
Current portion of deferred variable payment obligations for Payments	234,013
Accrued interest payable	2,606,097	1,565,519
Net cash used in operating activities	(14,825,442)	(3,073,325)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(115,493)	(37,764)
Acquisition of trademarks	(26,327)
Cash paid for security deposit	(17,380)	(3,859)
Proceeds on disposal of fixed assets	30,000	1,000
Net cash used in investing activities	(129,200)	(40,623)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share proceeds net of issuance costs	12,521,932
Proceeds from convertible notes payable		692,650
Repayment of convertible debt	(65,000)	(250,000)
Proceeds from deferred variable payment obligation		966,000
Proceeds from loans payable	9,426,146	3,603,623
Repayment of loans payable	(516,314)	(173,881)
Series G preferred shares redeemed as payment on incentive plan payable	(1,500,000)
Dividend upon redemption of cancelled issuable Series F shares	(500,000)
Cash acquired on consolidation of RAD G		(284)
Net borrowings(repayments) on loan payable - related party	(808,394)	(693,049)
Net cash provided by financing activities	18,558,370	4,145,059
Net change in cash	3,603,728	1,031,111
Cash, beginning of period	1,044,418	13,307
Cash, end of period	4,648,146	1,044,418
Supplemental disclosure of cash and non-cash transactions:
Cash paid for interest	225,003	321,553
Cash paid for income taxes
Noncash investing and financing activities:
Right of use asset for lease liability	1,374,002	56,396
Transfer from device parts inventory to fixed assets	659,985
Net assets on consolidation of RAD G		106,256
Conversion of convertible notes and interest to shares of common stock	898,705	3,568,686
Release of derivative liability on conversion of convertible notes payable	422,272	2,837,687
Debt discount from derivative liabilities		143,133
Derivative debt discount on revaluation of loan amendment	438,835
Settlement and exchange of convertible notes payable		7,091,576
Exchange of notes payable for Series F preferred shares	6,732,835
Discount applied to face value of loans	6,162,945	521,700
Warrants issued as part of debt issuance	8,068,822
Exercise of warrants	3,951	8,942
Series F preferred shares issued for debt	4,000,160
Cancellation of Series E preferred shares	1,000
Issuance of Series G preferred shares as payment on incentive plan payable	1,500,000
Series F preferred shares converted to common shares	3,086
Series F preferred shares issued on exercise of warrants	38
Opening balance sheet RAD G		$ 8,809